Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Current	$ 143,008	$ 168,320	$ 150,800
Deferred	28	(1,453)	(11,552)
Taxes on income	143,036	166,867	139,248
Foreign tax expense (benefit)	12,927	14,827	5,006
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	124,522	152,453	138,686
Deferred	5,587	(413)	(4,444)
Taxes on income	130,109	152,040	134,242
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	14,965	12,720	8,870
Foreign taxes, Deferred	(4,813)	(355)	1,567
Foreign tax expense (benefit)	10,152	12,365	10,437
Other international locations
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	3,521	3,149	3,245
Foreign taxes, Deferred	(746)	(687)	(8,676)
Foreign tax expense (benefit)	$ 2,775	$ 2,462	$ (5,431)